Leases - Schedule of Quantitative Informations of Opearating leases (Details) (10-K) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Selling General And Administrative Expenses [Member]
Operating lease cost	$ 1,302	$ 1,732